Average Annual Total Returns - Victory Munder Small Cap Growth Fund	Class A 1 Year	Class A Life of Class		Class I 1 Year	Class I Life of Class		Class Y 1 Year	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	35.81%	11.09%	[1]	44.55%	12.81%	[1]	44.18%	12.60%	[1]	40.68%	11.02%	[1]	26.75%	9.40%	[1]	28.48%	9.23%	[1]

[1]	The inception date of the Fund is May 1, 2015.